LVIP Macquarie SMID Cap Core Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.03%
Aerospace & Defense–0.53%
Carpenter Technology Corp.	13,790	$3,385,997
		3,385,997
Automobile Components–0.79%
BorgWarner, Inc.	115,330	5,069,907
		5,069,907
Banks–10.29%
Columbia Banking System, Inc.	275,623	7,094,536
East West Bancorp, Inc.	130,894	13,933,666
Old National Bancorp	356,550	7,826,272
Pinnacle Financial Partners, Inc.	74,003	6,940,741
Southstate Bank Corp.	90,188	8,916,888
Webster Financial Corp.	198,206	11,781,365
WSFS Financial Corp.	111,833	6,031,154
Zions Bancorp NA	62,360	3,528,329
		66,052,951
Biotechnology–6.00%
†Amicus Therapeutics, Inc.	252,684	1,991,150
†Exact Sciences Corp.	84,340	4,614,242
†Halozyme Therapeutics, Inc.	91,404	6,703,569
†Insmed, Inc.	79,212	11,407,320
†Natera, Inc.	31,821	5,122,226
†Neurocrine Biosciences, Inc.	49,347	6,927,332
†Ultragenyx Pharmaceutical, Inc.	58,771	1,767,832
		38,533,671
Building Products–1.96%
Carlisle Cos., Inc.	8,819	2,901,098
Tecnoglass, Inc.	38,600	2,582,726
Zurn Elkay Water Solutions Corp.	151,196	7,110,748
		12,594,572
Capital Markets–1.89%
Hamilton Lane, Inc. Class A	26,979	3,636,499
Stifel Financial Corp.	74,686	8,474,621
		12,111,120
Chemicals–1.14%
Minerals Technologies, Inc.	117,201	7,280,526
		7,280,526
Commercial Services & Supplies–3.06%
ABM Industries, Inc.	90,526	4,175,059
†Casella Waste Systems, Inc. Class A	45,149	4,283,737
†Clean Harbors, Inc.	27,418	6,367,008
Tetra Tech, Inc.	143,096	4,776,545
		19,602,349
Construction & Engineering–2.68%
†API Group Corp.	97,788	3,360,973
Arcosa, Inc.	65,842	6,170,054
Quanta Services, Inc.	8,783	3,639,851
WillScot Holdings Corp.	191,972	4,052,529
		17,223,407
Consumer Finance–0.69%
Ally Financial, Inc.	112,793	4,421,486
		4,421,486
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–2.97%
†BJ's Wholesale Club Holdings, Inc.	79,932	$7,453,659
Casey's General Stores, Inc.	20,535	11,608,846
		19,062,505
Electrical Equipment–0.80%
Atkore, Inc.	15,441	968,768
Regal Rexnord Corp.	29,060	4,168,367
		5,137,135
Electronic Equipment, Instruments & Components–1.39%
†Coherent Corp.	82,856	8,925,248
		8,925,248
Energy Equipment & Services–0.97%
Liberty Energy, Inc.	503,029	6,207,378
		6,207,378
Entertainment–0.95%
†IMAX Corp.	186,256	6,099,884
		6,099,884
Financial Services–0.88%
Essent Group Ltd.	88,591	5,630,844
		5,630,844
Food Products–0.46%
J&J Snack Foods Corp.	30,742	2,953,999
		2,953,999
Gas Utilities–1.10%
Spire, Inc.	86,489	7,050,583
		7,050,583
Ground Transportation–1.41%
Knight-Swift Transportation Holdings, Inc.	101,640	4,015,796
†Saia, Inc.	6,815	2,040,138
†XPO, Inc.	23,213	3,000,745
		9,056,679
Health Care Equipment & Supplies–1.79%
†Glaukos Corp.	38,717	3,157,371
†Inspire Medical Systems, Inc.	22,285	1,653,547
†Lantheus Holdings, Inc.	51,119	2,621,893
†=OmniAb, Inc	14,046	0
†=OmniAb, Inc.	14,046	0
†TransMedics Group, Inc.	36,133	4,054,123
		11,486,934
Health Care Providers & Services–1.15%
Encompass Health Corp.	58,091	7,378,719
		7,378,719
Health Care REITs–0.84%
Healthpeak Properties, Inc.	280,424	5,370,119
		5,370,119
Hotels, Restaurants & Leisure–3.16%
Aramark	140,576	5,398,119
†Brinker International, Inc.	29,924	3,790,772
†Life Time Group Holdings, Inc.	172,270	4,754,652
Texas Roadhouse, Inc.	38,207	6,348,093
		20,291,636
LVIP Macquarie SMID Cap Core Fund–1

LVIP Macquarie SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–2.13%
KB Home	42,723	$2,718,892
La-Z-Boy, Inc.	80,046	2,747,179
†Taylor Morrison Home Corp.	46,510	3,070,125
Toll Brothers, Inc.	37,340	5,158,147
		13,694,343
Industrial REITs–1.66%
First Industrial Realty Trust, Inc.	132,301	6,809,533
Terreno Realty Corp.	67,783	3,846,685
		10,656,218
Insurance–3.02%
Axis Capital Holdings Ltd.	113,217	10,846,189
Reinsurance Group of America, Inc.	44,404	8,531,340
		19,377,529
Interactive Media & Services–0.44%
†Yelp, Inc.	90,035	2,809,092
		2,809,092
IT Services–0.41%
†ASGN, Inc.	56,012	2,652,168
		2,652,168
Leisure Products–1.01%
†Malibu Boats, Inc. Class A	64,525	2,093,836
†YETI Holdings, Inc.	132,453	4,394,791
		6,488,627
Life Sciences Tools & Services–1.33%
Bio-Techne Corp.	72,379	4,026,444
†Repligen Corp.	33,588	4,489,708
		8,516,152
Machinery–5.08%
Federal Signal Corp.	66,321	7,891,536
†Gates Industrial Corp. PLC	187,780	4,660,700
Graco, Inc.	56,571	4,806,272
Kadant, Inc.	14,614	4,348,834
Lincoln Electric Holdings, Inc.	34,939	8,239,664
†SPX Technologies, Inc.	14,232	2,658,253
		32,605,259
Marine Transportation–0.93%
†Kirby Corp.	71,658	5,979,860
		5,979,860
Media–1.26%
Interpublic Group of Cos., Inc.	168,261	4,696,165
Nexstar Media Group, Inc.	17,280	3,416,947
		8,113,112
Metals & Mining–1.99%
Kaiser Aluminum Corp.	55,118	4,252,905
Reliance, Inc.	30,294	8,507,464
		12,760,369
Multi-Utilities–0.88%
Black Hills Corp.	92,068	5,670,468
		5,670,468
Oil, Gas & Consumable Fuels–2.71%
Expand Energy Corp.	74,063	7,868,453
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
International Seaways, Inc.	40,480	$1,865,318
Permian Resources Corp.	600,143	7,681,831
		17,415,602
Pharmaceuticals–2.74%
†Axsome Therapeutics, Inc.	43,907	5,332,505
†Ligand Pharmaceuticals, Inc.	40,152	7,112,525
†Supernus Pharmaceuticals, Inc.	106,844	5,106,075
		17,551,105
Professional Services–3.47%
†ExlService Holdings, Inc.	189,902	8,361,385
KBR, Inc.	99,243	4,693,201
UL Solutions, Inc. Class A	46,756	3,313,130
†WNS Holdings Ltd.	77,476	5,909,095
		22,276,811
Real Estate Management & Development–0.92%
†Jones Lang LaSalle, Inc.	19,783	5,900,873
		5,900,873
Residential REITs–1.17%
Camden Property Trust	70,507	7,528,737
		7,528,737
Retail REITs–1.90%
Brixmor Property Group, Inc.	244,755	6,774,818
Kite Realty Group Trust	243,552	5,431,210
		12,206,028
Semiconductors & Semiconductor Equipment–5.12%
†Astera Labs, Inc.	35,790	7,007,682
†MACOM Technology Solutions Holdings, Inc.	57,462	7,153,445
†Semtech Corp.	194,600	13,904,170
†Silicon Laboratories, Inc.	36,571	4,795,555
		32,860,852
Software–7.75%
†Box, Inc. Class A	98,492	3,178,337
†Dynatrace, Inc.	99,533	4,822,374
†Guidewire Software, Inc.	48,582	11,167,059
†Procore Technologies, Inc.	61,171	4,460,589
†PTC, Inc.	18,500	3,755,870
†Q2 Holdings, Inc.	75,849	5,490,709
†Rapid7, Inc.	64,556	1,210,425
†Rubrik, Inc. Class A	29,879	2,457,548
†SPS Commerce, Inc.	22,059	2,297,224
†Varonis Systems, Inc.	135,845	7,807,012
†Workiva, Inc.	36,238	3,119,367
		49,766,514
Specialty Retail–1.45%
Dick's Sporting Goods, Inc.	41,825	9,294,351
		9,294,351
Textiles, Apparel & Luxury Goods–0.55%
Steven Madden Ltd.	104,558	3,500,602
		3,500,602
Trading Companies & Distributors–3.21%
Applied Industrial Technologies, Inc.	20,775	5,423,314
Boise Cascade Co.	53,706	4,152,548
LVIP Macquarie SMID Cap Core Fund–2

LVIP Macquarie SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
FTAI Aviation Ltd.	12,150	$2,027,349
WESCO International, Inc.	42,642	9,018,783
		20,621,994
Total Common Stock (Cost $404,760,622)		629,174,315
RIGHTS–0.00%
†=Blueprint Medicines Corp.	44,455	0
Total Rights (Cost $20,449)		0

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.87%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	12,008,319	$12,008,319
Total Money Market Fund (Cost $12,008,319)		12,008,319

TOTAL INVESTMENTS–99.90% (Cost $416,789,390)	641,182,634
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	631,855
NET ASSETS APPLICABLE TO 23,889,415 SHARES OUTSTANDING–100.00%	$641,814,489

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Macquarie SMID Cap Core Fund–3